Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net

Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2012	2013	2014
Sony Ericsson remeasurement gain*[1]	(102,331)	—	—
Gain on sale, remeasurement, and issuance of M3 shares*[2]	—	(122,160)	(13,758)
Gain on sale of music publishing catalog in Pictures segment	—	—	(10,307)
Gain on sale of the U.S. headquarters building*[3]	—	(65,516)	(5,462)
Gain on sale of Sony City Osaki*[3]	—	(42,322)	(4,914)
(Gain) loss on sale of interests in subsidiaries and affiliates, net*[1],[4]	(2,882)	(10,399)	(7,753)
(Gain) loss on sale, disposal or impairment of assets, net*[4,5]	45,619	5,178	90,860

	(59,594)	(235,219)	48,666

*1	Refer to Note 24.

*2	Refer to Note 5.

*3	Refer to Note 8.

*4	Refer to Note 25.

*5	Refer to Notes 13, 18 and 19.

(2)	Research and development costs

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2012, 2013 and 2014 were 433,477 million yen, 473,610 million yen and 466,030 million yen, respectively.

(3)	Advertising costs

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2012, 2013 and 2014 were 357,106 million yen, 354,981 million yen and 474,372 million yen, respectively.

(4)	Shipping and handling costs

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2012, 2013 and 2014 were 76,644 million yen, 63,160 million yen and 62,871 million yen, respectively, which included the internal transportation costs of finished goods.